FREIGHT RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 84.0	$ 58.6	$ 89.9
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	87.1	64.4	93.6
Accumulated impairment
Disclosure of financial assets that are either past due or impaired [line items]
Total net	3.1	5.8	3.7
Financial assets neither past due nor impaired | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	43.4	17.9	39.8
Financial assets past due but not impaired | Due before 30 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	17.9	10.8	22.5
Financial assets past due and impaired | Due between 30 and 180 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	23.2	23.7	25.3
Financial assets past due and impaired | Due after 180 days | Gross
Disclosure of financial assets that are either past due or impaired [line items]
Total net	$ 2.6	$ 12.0	$ 6.0